TAXES ON INCOME (Schedule of Deferred Income Taxes) (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Carryforward tax losses and credits	[1]	$ 39,719	$ 41,561
Property, equipment and intangibles		1,466	904
Deferred revenues		1,237	823
Research and development costs		269	804
Other temporary differences		5,775	7,202
Gross deferred tax assets		48,466	51,294
Valuation allowance		(26,693)	(40,943)
Net deferred tax assets		21,773	10,351
Property, equipment and intangibles		(3,343)	(3,208)
Subsidy income			(3,574)
Other temporary differences			(22)
Gross deferred tax		(3,343)	(6,804)
Net deferred tax assets (liabilities)		$ 18,430	$ 3,547

[1]	The amounts are shown after reduction for unrecognized tax benefits of $2,855 and $1,989 as of December 31, 2019 and 2018, respectively.